Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2014
Property, plant and equipment, net
Schedule of Property, Plant and Equipment, Net

	March 31,	September 30,
	2014	2014	2014
	RMB	RMB	US$

Buildings	578,513	580,960	94,649
Leasehold improvements	14,864	14,864	2,422
Machineries	118,449	133,208	21,702
Motor vehicles	14,885	15,272	2,488
Furniture, fixtures and office equipment	35,433	38,558	6,282
Construction-in-progress	9,684	893	145
	771,828	783,755	127,688
Less: Accumulated depreciation	(145,196)	(167,210)	(27,242)
Total property, plant and equipment, net	626,632	616,545	100,446